Note 7 - Financial Instruments - Change in Fair Value of Derivative Instruments (Details) (Parentheticals)	Jun. 30, 2020	Jun. 30, 2019
Unrealized foreign exchange on 6.5% convertible bond [member]
Statement Line Items [Line Items]
Borrowings, interest rate	6.50%	6.50%